Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	As of	As of
	December 31, 2019	December 31, 2018
Property and buildings	$30,262,851	$26,766,432
Leasehold improvement	3,971,202	2,376,165
Machinery and equipment (1)	36,719,216	34,006,697
Automobiles	980,823	1,006,032
Office and electric equipment	1,344,561	948,090
Subtotal	73,278,653	65,103,416
Construction in progress	492,429	2,393,006
Less: accumulated depreciation	(19,667,470)	(15,659,789)
Property and equipment, net	$54,103,612	$51,836,633